SHARE CAPITAL 04/31/17 (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017	Apr. 30, 2016
Stock Options Available For Grant	2,393,479	2,382,236	2,797,895
Average Grant Date Fair Value Of Stock Options Granted		$ 0.14	$ 0.11
Non Vested Stock Options	200,000	300,000
Unamortized Compensation Cost of Options	$ 60,675	$ 740,304
June 14, 2016 [Member]
Shares Issued, Shares		980,000
Shares Issued, Fair Value		$ 215,600
September 23, 2016 [Member]
Shares Issued, Shares		486,346
Shares Issued, Fair Value		$ 116,756
December 1, 2016 [Member]
Shares Issued, Shares		1,170,084
Shares Issued, Fair Value		$ 132,838
January 25, 2017 [Member]
Shares Issued, Shares		366,216
Shares Issued, Fair Value		$ 84,000
March 28, 2017 [Member]
Shares Issued, Shares		40,761
Shares Issued, Fair Value		$ 14,013
July 10, 2015 [Member]
Shares Issued, Shares			1,085,297
Shares Issued, Fair Value			$ 228,775
July 14, 2015 [Member]
Shares Issued, Shares			2,267,685
Shares Issued, Fair Value			$ 427,177
December 15, 2015 [Member]
Shares Issued, Shares			2,948,431
Shares Issued, Fair Value			$ 536,541
January 5, 2016 [Member]
Shares Issued, Shares			746,811
Shares Issued, Fair Value			$ 180,256
January 29, 2016 [Member]
Shares Issued, Shares			25,000